Results for the Year - Geographical Areas (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 DKK (kr) item	Dec. 31, 2022 DKK (kr)	Dec. 31, 2021 DKK (kr)
Disclosure of geographical areas [line items]
Revenue	kr 16,474	kr 14,505	kr 8,417
Non-current assets	kr 1,804	1,516	1,256
Number of business unit | item	1
DENMARK
Disclosure of geographical areas [line items]
Revenue	kr 16,053	14,505	8,417
Non-current assets	496	211	269
NETHERLANDS
Disclosure of geographical areas [line items]
Non-current assets	874	793	422
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	380
Non-current assets	378	442	470
JAPAN
Disclosure of geographical areas [line items]
Revenue	41
Non-current assets	kr 56	kr 70	kr 95